CONVERTIBLE SENIOR NOTES (Details) ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Apr. 04, 2022 shares	Jan. 28, 2022 USD ($) shares	Dec. 01, 2021	Jul. 15, 2020	Jan. 17, 2020 USD ($)	Jan. 14, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Aug. 31, 2022 USD ($)
CONVERTIBLE SENIOR NOTES
Aggregate principal amount														$ 115,600
Interest expenses | ¥										¥ 19,855		¥ 35,490
Percentage of aggregate principal amount of creditors to approve the scheme			97.70%
Fair value loss | ¥										(6,381)
Gain from extinguishment | ¥										124,139
Convertible senior notes due 2025
CONVERTIBLE SENIOR NOTES
Aggregate principal amount					$ 60,000	$ 400,000
Interest rate (as a percent)				0.50%	0.75%
Net proceeds from Notes Offering					$ 449,700
Beneficial conversion feature						$ 0
Additional interest rate				0.50%	0.75%
Interest expenses								$ 0	$ 300		$ 5,500
Total amount due											469,900		$ 464,400
Series B Senior Secured Notes
CONVERTIBLE SENIOR NOTES
Gain from extinguishment									18,300	124,100
Class A ordinary shares
CONVERTIBLE SENIOR NOTES
Issuance of Class A ordinary shares (in shares) | shares							19,753,888
Restructuring support agreement
CONVERTIBLE SENIOR NOTES
Cash consideration principle amount		$ 245,500
Derivative asset bifurcated from the New Notes									5,400
Marked to fair value									4,500
Fair value loss									$ 900	¥ 6,400
Restructuring support agreement | 9% Series B - senior secured notes due 2027
CONVERTIBLE SENIOR NOTES
Interest rate (as a percent)		9.00%
Net proceeds from Notes Offering		$ 109,900
Additional interest rate		9.00%
Restructuring support agreement | Convertible senior notes due 2025
CONVERTIBLE SENIOR NOTES
Aggregate principal amount								$ 460,000
Percentage of principal and accrued and unpaid interest on Notes which automatically became due and payable								100.00%
Threshold number of days for additional interest				380 days
Additional interest payable											3,100		1,100
Percentage of principal of notes upon default								100.00%
Accrued and unpaid interest											6,800		3,300
Interest expenses											$ 2,000		$ 1,100
Restructuring support agreement | Class A ordinary shares
CONVERTIBLE SENIOR NOTES
Issuance of shares including shares issued under top-up mechanism (in shares) | shares		76,220,808
Restructuring support agreement | ADSs
CONVERTIBLE SENIOR NOTES
Issuance of Class A ordinary shares (in shares) | shares	291,699
Issuance of shares including shares issued under top-up mechanism (in shares) | shares		9,527,601
Number of shares claimed by creditors | shares		25,004
Number of shares unclaimed which are returned | shares		200,032